General and administrative expenses (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Detailed Information General And Administrative Expenses [Abstract]
Breakdown of General and Administrative Expenses

	2022	2021	2020
	€	€	€
Personnel expenses (Note 5)	(13,484,996)	(7,033,913)	(1,490,674)
Consulting fees	(898,435)	(757,233)	(1,042,195)
Professional fees	(3,972,771)	(2,868,684)	(943,322)
Accounting, tax and auditing fees	(1,652,995)	(1,306,714)	(1,275,842)
Insurance, facilities and office expenses	(6,443,709)	(5,648,763)	(551,223)
Travel expenses	(1,105,961)	(143,582)	(26,773)
Other expenses	(1,780,167)	(590,571)	(168,462)
	(29,339,034)	(18,349,460)	(5,498,491)